Income Tax (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Income Tax Disclosure [Abstract]
Current	$ (1,684)	$ (377)	$ (2,887)	$ (1,412)
Deferred	(10,453)	(1,915)	(15,888)	(2,677)
Income tax expense	$ (12,137)	$ (2,292)	$ (18,775)	$ (4,089)